Fair Value Measurements (Summary Of Fair Value Of Financial Assets And Liabilities Measured At Recurring Basis And Valuation Techniques) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value	$ 61,606		$ 135,750
Total assets	131,596		406,081
Contingent consideration	0
Total liabilities	4,082		9,895
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	72,855		328,016
Total liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	58,741		78,065
Total liabilities	300		1,380
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Total liabilities	3,782		8,515
Income Approach Valuation Techniques [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	3,782		8,515
Income Approach Valuation Techniques [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration
Income Approach Valuation Techniques [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration
Income Approach Valuation Techniques [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	3,782		8,515
Market Approach Valuation Techniques [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value	65,811		268,118
Market Approach Valuation Techniques [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value	6,921		24,511
Market Approach Valuation Techniques [Member] | US Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value	5,551		35,387
Market Approach Valuation Techniques [Member] | Corporate Notes/Bonds[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value	47,528		51,181
Market Approach Valuation Techniques [Member] | Certificates/Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value	2,922		10,777
Market Approach Valuation Techniques [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value			14,984
Market Approach Valuation Techniques [Member] | Derivative Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	2,863	[1]	1,123	[1]
Market Approach Valuation Techniques [Member] | Derivative Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	300	[1]	1,380	[1]
Market Approach Valuation Techniques [Member] | Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value	65,811		268,118
Market Approach Valuation Techniques [Member] | Level 1 [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value	3,499		24,511
Market Approach Valuation Techniques [Member] | Level 1 [Member] | US Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value	3,545		35,387
Market Approach Valuation Techniques [Member] | Level 1 [Member] | Corporate Notes/Bonds[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value
Market Approach Valuation Techniques [Member] | Level 1 [Member] | Certificates/Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value
Market Approach Valuation Techniques [Member] | Level 1 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value
Market Approach Valuation Techniques [Member] | Level 1 [Member] | Derivative Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		[1]		[1]
Market Approach Valuation Techniques [Member] | Level 1 [Member] | Derivative Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities		[1]		[1]
Market Approach Valuation Techniques [Member] | Level 2 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value
Market Approach Valuation Techniques [Member] | Level 2 [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value	3,422
Market Approach Valuation Techniques [Member] | Level 2 [Member] | US Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value	2,006
Market Approach Valuation Techniques [Member] | Level 2 [Member] | Corporate Notes/Bonds[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value	47,528		51,181
Market Approach Valuation Techniques [Member] | Level 2 [Member] | Certificates/Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value	2,922		10,777
Market Approach Valuation Techniques [Member] | Level 2 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value			14,984
Market Approach Valuation Techniques [Member] | Level 2 [Member] | Derivative Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	2,863	[1]	1,123	[1]
Market Approach Valuation Techniques [Member] | Level 2 [Member] | Derivative Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	300	[1]	1,380	[1]
Market Approach Valuation Techniques [Member] | Level 3 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value
Market Approach Valuation Techniques [Member] | Level 3 [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value
Market Approach Valuation Techniques [Member] | Level 3 [Member] | US Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value
Market Approach Valuation Techniques [Member] | Level 3 [Member] | Corporate Notes/Bonds[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value
Market Approach Valuation Techniques [Member] | Level 3 [Member] | Certificates/Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value
Market Approach Valuation Techniques [Member] | Level 3 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments, Fair Value
Market Approach Valuation Techniques [Member] | Level 3 [Member] | Derivative Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		[1]		[1]
Market Approach Valuation Techniques [Member] | Level 3 [Member] | Derivative Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities		[1]		[1]

[1]	Please refer to Note 15 - Derivative Instruments for details.